UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2006
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        February 5, 2007

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 12-31-06
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     73
Form 13F Information Table Value Total:     $143,716,872

List of Other Included Managers: None

Name of Issuer                                    Class   Cusip              Market       Shares   Inv Auth  Mngr      Voting Auth

															None
3M Co.                                            Common  88579Y101            3936011     50507     Sole                50507
AT&T Corp.                                        Common  00206R102             939724     26286     Sole                26286
Abbott Laboratories                               Common  002824100             246667      5064     Sole                 5064
Affymetrix                                        Common  00826T108            1498900     65000     Sole                65000
American International Group                      Common  026874107             243071      3392     Sole                 3392
American Tower Systems Class A                    Common  029912201            2606618     69920     Sole                69920
Anadarko Petroleum                                Common  032511107             474368     10900     Sole                10900
Automatic Data Processing, Inc.                   Common  053015103            3797175     77100     Sole                77100
BP P.L.C.                                         Common  055622104            4674656     69667     Sole                69667
Bank of America Corp.                             Common  060505104            1237580     23180     Sole                23180
Barrick Gold Corp                                 Common  067901108             237649      7741     Sole                 7741
Berkshire Hathaway, Inc.Class B                   Common  084670207             516906       141     Sole                  141
Chevron Corp.                                     Common  166764100             470960      6405     Sole                 6405
Chubb Corp                                        Common  171232101            5123381     96832     Sole                96832
Citigroup                                         Common  172967101             493836      8866     Sole                 8866
Citrix Systems Inc.                               Common  177376100             712767     26350     Sole                26350
Clorox Company                                    Common  189054109            4696742     73215     Sole                73215
Coca Cola                                         Common  191216100             443900      9200     Sole                 9200
Colgate Palmolive                                 Common  194162103            3369516     51648     Sole                51648
ConocoPhillips                                    Common  20825C104            3678588     51127     Sole                51127
Dow Chemical                                      Common  260543103            3912195     98050     Sole                98050
DuPont                                            Common  263534109             387391      7953     Sole                 7953
Electronic Data Systems                           Common  285661104            3008460    109200     Sole               109200
Eli Lilly & Company                               Common  532457108             674174     12940     Sole                12940
Emerson Electric Co.                              Common  291011104            1587240     36000     Sole                36000
Exxon Mobil Corp.                                 Common  30231G102            6569413     85729     Sole                85729
FPL Group Inc                                     Common  302571104             288426      5300     Sole                 5300
Forest Labs Inc.                                  Common  345838106             293480      5800     Sole                 5800
Gannett, Inc.                                     Common  364730101            1526615     25250     Sole                25250
General Electric                                  Common  369604103            2863161     76946     Sole                76946
General Mills, Inc.                               Common  370334104             224640      3900     Sole                 3900
Hartford Financial Services Group                 Common  416515104            4024740     43133     Sole                43133
Health Care Property Investors Inc.               Common  421915109             294560      8000     Sole                 8000
Heartland Express Inc.                            Common  422347104             525700     35000     Sole                35000
Home Depot                                        Common  437076102             654608     16300     Sole                16300
Honeywell, Inc                                    Common  438516106             215433      4762     Sole                 4762
Hubbell Inc. Class B                              Common  443510201             366201      8100     Sole                 8100
Intel Corp.                                       Common  458140100             366201     18084     Sole                18084
International Business Machines                   Common  459200101            1319880     13586     Sole                13586
International Flavors & Fragrances                Common  459506101            6372365    129625     Sole               129625
J.P. Morgan Chase                                 Common  46625H100            1352352     27999     Sole                27999
Johnson & Johnson                                 Common  478160104            3908516     59202     Sole                59202
McGraw-Hill Cos.                                  Common  580645109             548649      8066     Sole                 8066
Medco Health Solutions                            Common  58405U102            2361781     44195     Sole                44195
Medtronic Inc.                                    Common  585055106            1765830     33000     Sole                33000
Mercantile Bankshares                             Common  587405101             238629      5100     Sole                 5100
Merck                                             Common  589331107            6204193    142298     Sole               142298
Microsoft                                         Common  594918104             359813     12050     Sole                12050
National City Corp.                               Common  635405103             481715     13176     Sole                13176
Newmont Mining Corp                               Common  651639106            4201207     93050     Sole                93050
Northern Trust Corp.                              Common  665859104            4752998     78316     Sole                78316
PepsiCo                                           Common  713448108            3131253     50060     Sole                50060
Pfizer, Inc                                       Common  717081103            1141905     44089     Sole                44089
Procter & Gamble                                  Common  742718109            6914553    107586     Sole               107586
Progress Energy, Inc.                             Common  743263105            1412621     28782     Sole                28782
Questar Corp.                                     Common  748356102            2275155     27395     Sole                27395
Royal DutchShell Class A ADR                      Common  780257804             613679      8669     Sole                 8669
Schlumberger Ltd                                  Common  806857108            1054772     16700     Sole                16700
Sigma Aldrich                                     Common  826552101            3938072     50670     Sole                50670
Staples, Inc.                                     Common  855030102            3332480    124812     Sole               124812
Suntrust Banks, Inc.                              Common  867914103             320910      3800     Sole                 3800
Sysco                                             Common  871829107             240778      6550     Sole                 6550
The Scotts Company                                Common  810186106            5092690     98600     Sole                98600
Time Warner, Inc.                                 Common  887317105            2656398    121965     Sole               121965
Union Pacific                                     Common  907818108             248454      2700     Sole                 2700
United Parcel Service, Inc.                       Common  911312106            2265521     30215     Sole                30215
Verizon Communications                            Common  92343V104             820434     22031     Sole                22031
Wachovia Corp.                                    Common  929903102             933980     16400     Sole                16400
Walgreen Company                                  Common  931422109             465325     10140     Sole                10140
Wells Fargo & Co.                                 Common  949746101             220472      6200     Sole                 6200
Weyerhaeuser Co                                   Common  962166104             709609     10044     Sole                10044
Wm.Wrigley Jr. Company                            Common  982526105             315492      6100     Sole                 6100
Wyeth                                             Common  983024100            4562738     89606     Sole                89606
                                                                             143716872



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